As filed with the U.S. Securities and Exchange Commission on March 12, 2020

Securities Act File No. 33-34929

Investment Company Act File No. 811-06110

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 123	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 125

WESTERN ASSET FUNDS, INC.*

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service: Robert I. Frenkel Legg Mason & Co., LLC 100 First Stamford Place Stamford, Connecticut 06902	Copy to: Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Western Asset Macro Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, WESTERN ASSET FUNDS, INC., hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 12th day of March, 2020.

WESTERN ASSET FUNDS INC., on behalf of its series:

Western Asset Macro Opportunities Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 12th day of March, 2020.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Director
Jane E. Trust

/s/ Christopher Berarducci	Principal Financial Officer and Treasurer
Christopher Berarducci

/s/ Robert Abeles, Jr.*	Director
Robert Abeles, Jr.

/s/ Jane F. Dasher*	Director
Jane F. Dasher

/s/ Anita L. DeFrantz*	Director
Anita L. DeFrantz

/s/ Susan B. Kerley*	Director
Susan B. Kerley

/s/ Ronald L. Olson*	Director
Ronald L. Olson

/s/ Avedick B. Poladian*	Director
Avedick B. Poladian

/s/ William E.B. Siart*	Director
William E.B. Siart

/s/ Jaynie M. Studenmund*	Director
Jaynie M. Studenmund

/s/ Peter J. Taylor*	Director
Peter J. Taylor

*By:	/s/ Jane E. Trust
Jane E. Trust

*	Attorney in Fact, pursuant to Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase